TRADE AND OTHER RECEIVABLES (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Trade receivables, net of impairment losses	$ 20,025	$ 17,754
Prepayments	1,159	576
Contract assets	1,177	2,317
Value added tax	92	59
Finance lease receivables	215	281
Total and other receivables	$ 22,668	$ 20,987